Trade and Other Payables	6 Months Ended
Jun. 30, 2023
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables	TRADE AND OTHER PAYABLES
Financial detail
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Trade payables	8,613	15,883
Social security costs payables	4,838	3,537
VAT payables	200	880
Taxes payables	316	198
Other payables	1,325	1,207
TOTAL	15,293	21,705

Trade and other payables - Current	As of
(in € thousands)	2022/12/31	2023/06/30
Trade payables	8,613	15,883
Social security costs payables	4,838	3,537
VAT payables	200	880
Taxes payables	316	198
Other payables	877	1,207
TOTAL	14,845	21,705

Trade and other payables - Non current	As of
(in € thousands)	2022/12/31	2023/06/30
Trade payables	—	—
Social security costs payables	—	—
VAT payables	—	—
Taxes payables	—	—
Other payables	448	—
TOTAL	448	—
At June 30, 2023, trade payables amounted to €15,883 (€8,613 at December 31, 2022). This change is due to a reduction in accrued expenses relating to yet unbilled amounts from the clinical trial sites via the Clinical Research Organizations (CROs) in charge of the Company's clinical trials (€9,163 and €3,924 at June 30, 2023 and December 31, 2022 respectively). The timeframe in which those invoices will be received by the Company is unknown and may be spread out over a long period after the services have been performed.
Trade and other payables	TRADE AND OTHER PAYABLES
Disclosure of significant accounting policies [text block]	SUMMARY OF MATERIAL ACCOUNTING INFORMATIONUse of estimates and judgmentsIn preparing these consolidated financial statements, management makes judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, incomes and expenses. Actual amounts may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The estimates and underlying assumptions mainly relate to the following:
•Allocation of revenue to performance obligations provided for in the agreement with Ipsen, see Note 8 - "Revenues and other income"
•Research tax credits, see Note 8 - "Revenues and other income"
•Accruals related to clinical trials, see Note 20 - "Trade and other payables"
•Valuation of our investments in Genoscience, see Note 14 - "Goodwill and intangible assets"
•Valuation of our VS-01 assets related to the Versantis acquisition, see Note 14 - "Goodwill and intangible assets"
•Valuation of our license rights acquired, see Note 14 - "Goodwill and intangible assets"
•Convertible loans, see Note 18 - "Loans and borrowingsForeign currency
Foreign currency transactions
Transactions in foreign currencies are translated into the respective functional currencies of the entities of the Group at the exchange rates applicable at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the reporting date.
The resulting exchange gains or losses are recognized in the statements of operations.
Translation of foreign subsidiary financial statements
The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the closing exchange rate. The income and expenses of foreign operations are translated into euros at the exchange rates effective at the transaction dates or using the average exchange rate for the reporting period unless this method cannot be applied due to significant exchange rate fluctuations.
Gains and losses arising from foreign operations are recognized in the statement of other comprehensive loss. When a foreign operation is partly or fully divested, the associated share of gains and losses recognized in the currency translation reserve is transferred to the statements of operations.
The Group’s presentation currency is the euro, which is also the functional currency of GENFIT S.A.
The functional currency of GENFIT CORP and Versantis, Inc. is the U.S. dollar. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Half-year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2022/06/30	2023/06/30
Exchange rate at period end	0.96274	0.92030
Average exchange rate for the period	0.91494	0.92515
The functional currency of Versantis AG is the Swiss Franc. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

Ratio : 1 CH franc (CHF) = x euros (EUR)	Half-year ended
	2022/06/30	2023/06/30
Exchange rate at period end	N/A	1.02166
Average exchange rate for the period	N/A	1.01462
SEGMENT INFORMATION
The Board of Directors and Chief Executive Officer are the chief operating decision makers.
The Board of Directors and the Chief Executive Officer oversee the operations and manage the business as one segment with a single activity; namely, the research and development of innovative medicines and diagnostic solutions, the marketing of which depends on the success of the clinical development phase.
Revenues from contracts with customersResearch tax credit
The Research Tax Credit ("Crédit d'Impôt Recherche," or "CIR") is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is paid in cash to the entity by the tax authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/mid-size company, immediate payment of the Research Tax Credit can be requested. The Group meets such criteria.
The Group applies for CIR for research expenditures incurred in each fiscal year and recognizes the amount claimed in the line item "Other income" in the statements of operations in the same fiscal year. In the notes to the financial statements, the amount claimed is recognized under the heading "Research tax credit" (see Note 15 - "Trade and other receivables" and the table below).
8.2.2.Government grants
Government grants
The Group received until 2016 various forms of government grants. This government aid is provided for and managed by French state-owned entities, and specifically "BPI France" ("Banque Publique d'Investissement"), formerly named "OSEO Innovation".
Subsidies received are non-refundable.
EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share are calculated by dividing profit or loss attributable to the Company's ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings (loss) per share are calculated by adjusting profit attributable to ordinary shareholders and the average number of ordinary shares outstanding weighted for the effects of all potentially dilutive instruments (share warrants, redeemable share warrants, free shares, stock options and bonds convertible into new and/or existing shares).
CASH AND CASH EQUIVALENTS
Goodwill
The company does not have any goodwill.
Intangible assets
TRADE AND OTHER RECEIVABLESOTHER FINANCIAL ASSETSLOANS AND BORROWINGSTRADE AND OTHER PAYABLESPROVISIONSEQUITY